Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 1,357	$ 4,331
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	466	142
Amortization of other assets	49	46
Amortization of right-of-use assets	47
Amortization of intangible assets	1,080	566
Changes in operating assets and liabilities:
Accounts receivable	731	(182)
Prepayments and other current assets		(36)
Other receivables – related party	(2,226)	412
Right-of-use-asset costs	(117)
Deferred IPO costs	1,095
Accounts payable	(91)	65
Unearned revenues	(192)	(169)
Accrued expenses and other current liabilities	(344)	(42)
Due to related parties	(1,077)	8
Tax payables	(585)	95
Inventories	(6)	(53)
Net cash (used in ) provided by operating activities	(124)	5,183
Cash flows from investing activities:
Purchase of intangible assets		(925)
Purchase of property and equipment	(832)	(31)
The deposits for Haicang property	(4,676)
The deposits for ChatGPT Software	(3,608)
The deposits for potential acquisition	(6,736)
Net cash used in investing activities	(15,852)	(956)
Cash flows from financing activities:
Repayments on short-term loan		(339)
Proceeds from IPO	14,098
Net cash provided by (used in) financing activities	14,098	(339)
Effects of foreign currency exchange rate changes on cash	(1,909)	(578)
Net (decrease) increase in cash	(3,787)	3,310
Cash, beginning of period	22,599	16,845
Cash, end of period	18,812	20,155
Supplemental disclosure of cash flows information:
Cash paid for income taxes	1,007	1,165
Cash paid for interest		$ 1